Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement

9. Fair Value Measurement

The following table sets forth, by level within the fair value hierarchy, the accounting of our financial assets and liabilities at fair value on a recurring basis according to the valuation techniques we use to determine their fair value (in thousands):

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Convertible Note	$—	$—	$20,231	$20,231
Total	$—	$—	$20,231	$20,231
Liabilities
Warrant Liabilities	$—	$—	$49,124	$49,124
Total	$—	$—	$49,124	$49,124
	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable Preferred Shares	$—	$—	$7,574	$7,574
Total	$—	$—	$7,574	$7,574

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), we elected the fair value option. Such election was irrevocable and applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities were recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option was elected was based on stated interest rates and was recorded as interest expense within the consolidated statements of operations and comprehensive loss.

We measured our Private Warrants and convertible note as of December 31, 2021 and our preferred shares as of December 31, 2020 at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. The valuation of the Private Warrants, convertible note and preferred shares used assumptions and estimates that we believed would be made by a market participant in making the same valuation. Changes in the fair value of the preferred shares related to updated assumptions and estimates were recognized as a redeemable preferred shares fair value adjustment within the consolidated statements of operations and comprehensive loss. Changes in the fair value of the Private Warrants related to updated assumptions and estimates were recognized as a warrant liability fair value adjustment within the consolidated statements of operations and comprehensive loss. Changes in the fair value of the convertible note related to updated assumptions and estimates were recognized as a convertible note fair value adjustment, and interest earned recognized as interest income within the consolidated statement of operations and comprehensive loss.

As of December 31, 2021 and 2020, the carrying value of all other financial assets and liabilities approximated their respective fair values.

Private Warrants

The Private Warrants outstanding on December 31, 2021, were valued using the Black-Scholes-Merton option pricing model. No Private Warrants were outstanding on December 31, 2020. See Note 8 — Warrants above for further detail. Our use of the Black-Scholes-Merton option pricing model for the Private Warrants as of December 31, 2021, required the use of subjective assumptions:

•        The risk-free interest rate assumption was based on the U.S. Treasury Rates, which were commensurate with the contractual terms of the Private Warrants, which expire on the earlier of (i) five years after the completion of the Business Combination or July 9, 2026 and (ii) redemption or liquidation. An increase in the risk-free interest rate, in isolation, would increase the fair value measurement of the Private Warrants and vice versa.

•        The expected term was determined to be 4.53 years as of December 31, 2021, given the expiration of the Private Warrants as noted above. An increase in the expected term, in isolation, would increase the fair value measurement of the Private Warrants and vice versa.

•        The expected volatility assumption was based on the implied volatility from a set of comparable publicly traded companies as determined based on the size and industry. An increase in expected volatility, in isolation, would increase the fair value measurement of the Private Warrants and vice versa.

Using this approach, an exercise price of $11.50 and a share price of $11.18, we determined that the fair value of the Private Warrants was $49.1 million as of December 31, 2021.

Convertible Note

As of December 31, 2021, we had an investment in a convertible note from 24M that was fair valued pursuant to the election of the fair value option under ASC 825, Financial Instruments. See Note 15 — Convertible Note for further detail. The Company considers this to provide a more accurate reflection of the current economic environment of the instrument. This convertible note was valued using a scenario-based framework. This analysis assumed various scenarios that were weighted based on the likelihood of occurrence. Within each scenario, an income approach, specifically the discounted cash flow approach, was utilized based on the expected payoffs upon the event, the discount rate and the expected timing and then the expected probability of occurrence was applied, all of which management determined were significant assumptions. Using this approach, we determined that the fair value of the convertible note as of December 31, 2021 was $20.2 million. We noted that a change in the expected payoffs, discount rate, timing, or expected probability would result in a change to the fair value ascribed to the convertible note. No convertible note was outstanding on December 31, 2020. For the year ended December 31, 2021, the total change in fair value of the convertible note, including interest income, of $0.2 million was recognized as interest income within the consolidated statement of operations and comprehensive loss and within other long-term assets on the consolidated balance sheet.

Preferred Shares

The preferred shares outstanding on December 31, 2020, were valued using a scenario-based framework. No preferred shares were outstanding on December 31, 2021, as they were settled as part of the Business Combination. See Note 1 — Business and Basis of Presentation and Note 3 — Business Combination for further detail. Within each scenario, an income approach, specifically the discounted cash flow approach, was utilized based on the expected payoffs upon the conversion or redemption event, the estimated yield and the expected probability of occurrence, which we determined was a significant assumption. Using this approach, FREYR Legacy determined that the fair value of the redeemable preferred shares was $7.6 million as of December 31, 2020. FREYR Legacy noted that a change in the weighting of the expected forms of settlement would result in a change of the fair value to the redeemable preferred shares. See Note 10 — Redeemable Preferred Shares for further discussion.

2020 Convertible Notes

In 2020, FREYR Legacy issued the 2020 Convertible Notes, of which seven were issued to third-party investors and two were issued to related parties. FREYR Legacy elected to apply the fair value option to the 2020 Convertible Notes at the time they were first recognized. On July 2, 2020 and July 8, 2020, the 2020 Convertible Notes were settled. Before settlement, the 2020 Convertible Notes were valued using a scenario-based framework. This analysis assumed two scenarios that were weighted based on the likelihood of occurrence, one in which a qualified financing event occurred and the other in which no qualified financing event occurred and the 2020 Convertible Notes were redeemed at maturity.

Warrant Liability (Settled in 2020)

On June 10, 2019, FREYR Legacy entered into an agreement with a third-party investor (the “Investment Agreement”) to issue warrants in exchange for the investor funding cash investments in tranches to support FREYR Legacy’s two battery projects for the period from the effective date of the agreement through September 30, 2021. The warrant liability was initially valued using a scenario-based framework that assumed varying levels of tranches of investments and the related equity valuation, which caused it to be classified as a Level 3 measurement within the fair value hierarchy. As of June 30, 2020, FREYR Legacy measured its warrant liability using the indicated transaction price for the private placement that was finalized shortly after the period end. This change in the valuation methodology was a result of the availability of inputs corroborated by an observable market transaction, which caused it to be classified as a Level 2 measurement within the fair value hierarchy. As of September 30, 2020, and through settlement on November 23, 2020, FREYR Legacy measured the fair value of the warrant liability based on inputs corroborated by observable market transactions using the over-the-counter (“OTC”) trading price. The warrant liability was settled on November 23, 2020.

The following table presents changes in the Level 3 instruments measured at fair value for the years ended December 31, 2021 and 2020, respectively (in thousands):

	For the year ended December 31, 2021
	Private Warrants	Redeemable preferred shares	2020 Convertible Notes	Warrant liability	Convertible Note
Balance (beginning of period)	$—	$7,574	$—	$—	$—
Additions	27,265	7,500	—	—	20,000
Fair value measurement adjustments	21,859	(74)	—	—	231
Foreign current exchange effects	—	—	—	—	—
Settlements	—	(15,000)	—	—	—
Balance (end of period)	$49,124	$—	$—	$—	$20,231
	For the year ended December 31, 2020
	Private Warrants	Redeemable preferred shares	2020 Convertible Notes	Warrant liability	Convertible Note
Balance (beginning of period)	$—	$—	$—	$93	$—
Additions	—	7,500	1,531	76	—
Accrued interest	—	—	33	—	—
Fair value measurement adjustments	—	70	201	233	—
Foreign current exchange effects	—	4	—	(6)	—
Transfer to Level 2	—	—	—	(396)	—
Settlements	—	—	(1,765)	—	—
Balance (end of period)	$—	$7,574	$—	$—	$—